Subsequent Event (Details) - Risk Mitigation Proceeds $ in Millions	Jan. 01, 2019 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Risk mitigation proceeds	$ 300
Risk mitigation, net of tax	$ 260